Accounts Receivable (Details) - Schedule of Trade and Other Receivables - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Trade and Other Receivables [Abstract]
Accounts receivable	$ 14,832	$ 12,240
Unbilled receivables	4,068	3,578
Less: provision for doubtful accounts	(448)	(454)
Accounts receivable, net	$ 18,452	$ 15,364